Schedule of Gross Trade Accounts Receivable and Allowance for Doubtful Accounts (Details)	Nov. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 11,096,122
Allowance for doubtful accounts	$ 1,084,305
% Allowance	10.00%
0 - 30 [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 8,579,042
Allowance for doubtful accounts	$ 3,500
% Allowance	0.00%
31 - 60 [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 250,750
Allowance for doubtful accounts	$ 1,500
% Allowance	1.00%
61 - 90 [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 235,950
Allowance for doubtful accounts
% Allowance	0.00%
91+ [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 2,030,380
Allowance for doubtful accounts	$ 1,079,305
% Allowance	53.00%